Financial Information of Parent Company Statements of Changes in Equity (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Offering cost of issuance of ordinary shares upon Initial Public Offering (IPO)	$ 4,241
Parent Company
Offering cost of issuance of ordinary shares upon Initial Public Offering (IPO)	$ 4,241